Exhibit 99.1

Huntington Auto Trust 2015-1
	Collection Period Beginning Date		7/1/2016
	Collection Period Ending Date		7/31/2016
	Collection Period		14
	Payment Date		8/15/2016

	1. DEAL SUMMARY
		Ratio	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—%	$—	$—	$—
(2)	Class A-2 Notes	10.3%	$43,416,526.03	$19,445,144.07	$23,971,381.96
(3)	Class A-3 Notes	65.8%	$277,300,000.00	$—	$277,300,000.00
(4)	Class A-4 Notes	17.8%	$75,000,000.00	$—	$75,000,000.00
(5)	Class B Notes	2.2%	$9,370,000.00	$—	$9,370,000.00
(6)	Class C Notes	2.0%	$8,630,000.00	$—	$8,630,000.00
(7)	Class D Notes	1.8%	$7,500,000.00	$—	$7,500,000.00
(8)	Total Note Balance	100.0%	$421,216,526.03	$19,445,144.07	$401,771,381.96
(9)	Overcollateralization		$3,750,000.00	$—	$3,750,000.00
(10)	Reserve Account Balance		$1,875,000.00	$—	$1,875,000.00
(11)	Net Pool Balance		$424,966,526.03	$19,445,144.07	$405,521,381.96
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.35000%	$—	$—
(13)	Class A-2 Notes		0.76000%	$43,416,526.03	$27,497.13
(14)	Class A-3 Notes		1.24000%	$277,300,000.00	$286,543.33
(15)	Class A-4 Notes		1.64000%	$75,000,000.00	$102,500.00
(16)	Class B Notes		1.95000%	$9,370,000.00	$15,226.25
(17)	Class C Notes		2.15000%	$8,630,000.00	$15,462.08
(18)	Class D Notes		2.74000%	$7,500,000.00	$17,125.00
(19)				$421,216,526.03	$464,353.79
	2. AVAILABLE FUNDS
(20)	Interest Collections		$1,660,694.30
(21)	Principal Collections		$11,685,884.32
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$7,515,284.81
(24)	Liquidation Proceeds		$62,933.89
(25)	Recoveries		$52,696.90
(26)	Investment Earnings		$—
(27)	Total Collections		$20,977,494.22
(28)	Reserve Account Draw Amount		$—
(29)	Net Cap Receipt (Class A-2B)		$—
(30)	Net Cap Receipt (Class A-3B)		$—
(31)	Total Net Cap Receipt		$—
(32)	Total Available Funds		$20,977,494.22
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(33)	Servicing Fees	1.00%	$354,138.77	$354,138.77	$—
(34)	Class A-1 Notes Interest		$—	$—	$—
(35)	Class A-2 Notes Interest		$27,497.13	$27,497.13	$—
(36)	Class A-3 Notes Interest		$286,543.33	$286,543.33	$—
(37)	Class A-4 Notes Interest		$102,500.00	$102,500.00	$—
(38)	First Allocation of Principal		$—	$—	$—

(39)	Class B Notes Interest		$15,226.25	$15,226.25	$—
(40)	Second Allocation of Principal		$—	$—	$—
(41)	Class C Notes Interest		$15,462.08	$15,462.08	$—
(42)	Third Allocation of Principal		$8,195,144.07	$8,195,144.07	$—
(43)	Class D Notes Interest		$17,125.00	$17,125.00	$—
(44)	Fourth Allocation of Principal		$7,500,000.00	$7,500,000.00	$—
(45)	Reserve Account Deposit		$—	$—	$—
(46)	Regular Principal Distribution Amount		$3,750,000.00	$3,750,000.00	$—
(47)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(48)	Remaining Funds to Certificate Holders		$713,857.59	$713,857.59	$—
			$20,977,494.22	$20,977,494.22
(49)	Principal Payment		$—
(50)	First Allocation of Principal		$—
(51)	Second Allocation of Principal		$—
(52)	Third Allocation of Principal		$8,195,144.07
(53)	Fourth Allocation of Principal		$7,500,000.00
(54)	Regular Principal Distribution Amount		$3,750,000.00
(55)	Total Principal		$19,445,144.07
	4. POOL INFORMATION
(56)	Pool Balance		$405,521,382.00
(57)	Number of Receivables Outstanding		37,078
(58)	Weighted Average Contract Rate		4.85%
(59)	Weighted Average Maturity		40.78
	5. OVERCOLLATERALIZATION INFORMATION
(60)	Specified Reserve Account Balance		$1,875,000.00
(61)	Initial Target Over Collateral ization Amount		$5,625,000.00
(62)	Target Over Collateral ization Amount		$3,750,000.00
(63)	Beginning Period O/C Amount		$3,750,000.00
(64)	Ending Period O/C Amount		$3,750,000.00
(65)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(66)	Specified Reserve Account Balance		$1,875,000.00
(67)	Beginning Reserve Account Balance		$1,875,000.00
(68)	Reserve Account Deposits		$—
(69)	Reserve Account Earnings
(70)	Distribute Earnings Collection Account		$—
(71)	Reserve Account Draws		$—
(72)	Ending Reserve Account Balance		$1,875,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$181,001.61	30	$6,033.39
(74)	Recoveries for Collection Period		$52,696.90	43	$1,225.51
(75)	Net Losses/(Recoveries) for Collection Period		128,304.71
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$2,247,765.98
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.29970%

		7/31/2016	6/30/2016	5/31/2016	4/30/2016
(79)	Pool Balance at end of collection period	$405,521,382	$424,966,526	$444,793,522	$465,181,152
(80)	Number of receivables outstanding	37,078	38,138	39,205	40,245
(81)	Average month end Pool Balance	$415,243,954	$434,880,024	$454,987,337	$475,411,575
(82)	Realized Losses for Collection Period	$181,002	$137,278	$187,798	$162,071
(83)	Recoveries for Collection Period	$52,697	$65,870	$20,159	$39,311
(84)	Net Losses/(Recoveries) for Collection Period	$128,305	$71,407	$167,639	$122,760
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.523%	0.379%	0.495%	0.409%
(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.371%	0.197%	0.442%	0.31%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.33%

		7/31/2016	6/30/2016	5/31/2016	4/30/2016
(88)	Receivables 31-59 Days Delinquent	$3,370,260.17	$3,782,257.91	$3,658,384.64	$3,028,406.88
(89)	$ As % of Ending Pool Balance	0.831%	0.890%	0.822%	0.651%
(90)	# of Receivables	280	305	286	240
(91)	# As % of Ending Pool # of Receivables	0.755%	0.800%	0.729%	0.596%
(92)	Receivables 60-89 Days Delinquent	$905,876.06	$870,192.39	$647,601.40	$486,929.76
(93)	$ As % of Ending Pool Balance	0.223%	0.205%	0.146%	0.105%
(94)	# of Receivables	71	67	58	41
(95)	# As % of Ending Pool # of Receivables	0.191%	0.176%	0.148%	0.102%
(96)	Receivables 90 - 119 Days Delinquent	$371,691.64	$238,094.00	$233,869.79	$169,816.63
(97)	$ As % of Ending Pool Balance	0.092%	0.056%	0.053%	0.037%
(98)	# of Receivables	32	24	22	22
(99)	# As % of Ending Pool # of Receivables	0.086%	0.063%	0.056%	0.055%
(100)	Receivables 120+ Days Delinquent	$78,433.14	$13,202.47	$19,744.87	$49,637.08
(101)	$ As % of Ending Pool Balance	0.019%	0.003%	0.004%	0.011%
(102)	# of Receivables	5	2	3	5
(103)	# As % of Ending Pool # of Receivables	0.013%	0.005%	0.008%	0.012%
(104)	Total Delinquencies	$4,726,261.01	$4,903,746.77	$4,559,600.70	$3,734,790.35
(105)	$ As % of Ending Pool Balance	1.165%	1.154%	1.025%	0.803%
(106)	# of Receivables	388	398	369	308
(107)	# As % of Ending Pool # of Receivables	1.046%	1.044%	0.941%	0.765%
(108)	Total Repossession	$405,462.74	$313,495.98	$216,109.50	$259,964.13
(109)	# of Receivables	30	24	19	23

Name: Kim Taylor
Title: Senior Vice President
July 15, 2016